Selected Income Statement Data	12 Months Ended
Dec. 31, 2025
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 18 - Selected Income Statement Data

A.          Revenues

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Sales of products	468,510	409,427	301,899
Service fees	27,562	19,807	13,476

	496,072	429,234	315,375

In 2025, one customer accounted for 11% of total revenues. In 2024, three customers accounted for 15%, 10% and 10% of total revenues, respectively. In 2023, one customer accounted for 15% of total revenues.

B.           Selling, general and administrative expenses

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Selling (*)	56,273	48,134	36,896
General and administrative	17,496	15,461	13,855

	73,769	63,595	50,751

	5,014	4,120	2,744

(*)          Including shipping and handling costs

C.          Financial income, net

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Interest income	29,037	24,841	24,051
Convertible notes amortization	(1,656)	(1,094)	(1,094)
Other, net (*)	(2,317)	(578)	(739)

	25,064	23,169	22,218

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(1,103), $37, and $(78) in 2025, 2024 and 2023, respectively.